Fair Value Measurements (Details) - Shedule of Fair Value of Assets and Liabilities - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022
Liabilities
Earn-out liabilities		$ 19,218
Warrant liabilities		16,471
Total liabilities measured at fair value	18,314	35,689	18,314
Liabilities
SAFE Agreement liabilities	18,300	20,700	18,314
Warrant Liabilities Series A [Member]
Liabilities
Warrant liabilities		12,189
Warrant Liabilities Series B [Member]
Liabilities
Warrant liabilities		4,282
Level 1 [Member]
Liabilities
Earn-out liabilities
Warrant liabilities
Total liabilities measured at fair value
Liabilities
SAFE Agreement liabilities
Level 1 [Member] | Warrant Liabilities Series A [Member]
Liabilities
Warrant liabilities
Level 1 [Member] | Warrant Liabilities Series B [Member]
Liabilities
Warrant liabilities
Level 2 [Member]
Liabilities
Earn-out liabilities
Warrant liabilities
Total liabilities measured at fair value
Liabilities
SAFE Agreement liabilities
Level 2 [Member] | Warrant Liabilities Series A [Member]
Liabilities
Warrant liabilities
Level 2 [Member] | Warrant Liabilities Series B [Member]
Liabilities
Warrant liabilities
Level 3 [Member]
Liabilities
Earn-out liabilities		19,218
Warrant liabilities		16,471
Total liabilities measured at fair value	$ 18,314	35,689	18,314
Liabilities
SAFE Agreement liabilities			$ 18,314
Level 3 [Member] | Warrant Liabilities Series A [Member]
Liabilities
Warrant liabilities		12,189
Level 3 [Member] | Warrant Liabilities Series B [Member]
Liabilities
Warrant liabilities		$ 4,282